UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02363

                       Cornerstone Total Return Fund, Inc.
               (Exact name of registrant as specified in charter)

       383 Madison Avenue, New York, New York              10179
--------------------------------------------------------------------------------
      (Address of principal executive offices)          (Zip code)

                                   Jodi Levine

383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


               =================================================
                                CORNERSTONE TOTAL
                                RETURN FUND, INC.



                                  JUNE 30, 2006




               =================================================

               =================================================
                                CORNERSTONE TOTAL
                                RETURN FUND, INC.



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006
               =================================================

CONTENTS

Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Results of Annual Meeting of Stockholders                                     11

Description of Dividend Reinvestment Plan                                     12

Investment Management Agreement Approval Disclosure                           13

Proxy Voting and Portfolio Holdings Information                               14

Privacy Policy Notice                                                         14

Summary of General Information                                                15

Shareholder Information                                                       15

CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2006 (UNAUDITED)

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Financials                                                               18.8
Information Technology                                                   13.3
Healthcare                                                               11.1
Industrials                                                              10.5
Consumer Discretionary                                                   10.2
Consumer Staples                                                          9.5
Energy                                                                    9.1
Closed-End Domestic Funds                                                 8.4
Telecommunication Services                                                3.0
Utilities                                                                 2.8
Materials                                                                 2.6
Other                                                                     0.7
--------------------------------------------------------------------------------

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
    Holding                                 Sector                    Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation                 Energy                        3.9
2.  General Electric Company                Industrials                   3.4
3.  Citigroup Inc.                          Financials                    2.4
4.  Microsoft Corporation                   Information Technology        2.0
5.  Dreman/Claymore Dividend & Income Fund  Closed-End Domestic Funds     1.9
6.  Johnson & Johnson                       Healthcare                    1.8
7.  Wal-Mart Stores, Inc.                   Consumer Staples              1.8
8.  Adams Express Company                   Closed-End Domestic Funds     1.8
9.  Zweig Fund, Inc.                        Closed-End Domestic Funds     1.7
10. Pfizer Inc.                             Healthcare                    1.7
--------------------------------------------------------------------------------

CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                         No. of
Description                                              Shares        Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.72%
UNITED STATES - 99.45%
 CLOSED-END DOMESTIC FUNDS - 8.37%
   Adams Express Company                                  70,400    $   906,048
   Boulder Total Return Fund, Inc.                        18,900        340,200
   Dreman/Claymore Dividend & Income Fund                 49,500        954,855
   John Hanock Bank and Thrift Opportunity Fund           35,700        336,294
   Liberty All-Star Growth Fund, Inc. ++                 140,800        726,528
   Zweig Fund, Inc. ++                                   165,900        884,247
   Other Closed-End Domestic Funds (a)                                  101,970
                                                                    -----------
                                                                      4,250,142
                                                                    -----------
 CONSUMER DISCRETIONARY - 9.88%
   Home Depot, Inc. (The)                                 12,300        440,217
   Time Warner Inc.                                       21,000        363,300
   Other Consumer Discretionary (a)                                   4,211,796
                                                                    -----------
                                                                      5,015,313
                                                                    -----------
 CONSUMER STAPLES - 9.49%
   Altria Group, Inc.                                      7,700        565,411
   Coca-Cola Company (The)                                13,500        580,770
   PepsiCo, Inc. ++                                        7,500        450,300
   Procter & Gamble Company (The)                         13,972        776,843
   Wal-Mart Stores, Inc.                                  19,000        915,230
   Other Consumer Staples (a)                                         1,529,673
                                                                    -----------
                                                                      4,818,227
                                                                    -----------
 ENERGY - 9.14%
   Chevron Corporation                                     6,568        407,610
   ConocoPhillips                                          7,641        500,715
   Exxon Mobil Corporation                                32,000      1,963,198
   Schlumberger Limited ++                                 5,000        325,550
   Other Energy (a)                                                   1,439,005
                                                                    -----------
                                                                      4,636,078
                                                                    -----------
 FINANCIALS - 18.82%
   American Express Company                                6,100    $   324,642
   American International Group, Inc. ++                  12,331        728,146
   Bank of America Corporation                            17,021        818,710
   Citigroup Inc.                                         25,600      1,234,944
   Goldman Sachs Group, Inc. (The) ++                      3,000        451,290
   JPMorgan Chase & Co.                                   12,700        533,400
   Lehman Brothers Holdings Inc.                           5,000        325,750
   M&T Bank Corporation ++                                 2,500        294,800
   Wachovia Corporation                                    8,100        438,048
   Wells Fargo & Company                                   9,000        603,720
   Other Financials (a)                                               3,795,836
                                                                    -----------
                                                                      9,549,286
                                                                    -----------
 HEALTHCARE - 11.09%
   Amgen Inc. +                                            8,300        541,409
   Johnson & Johnson ++                                   15,500        928,760
   Medtronic, Inc.                                         7,100        333,132
   Merck & Co. Inc. ++                                     8,700        316,941
   Pfizer Inc. ++                                         37,460        879,186
   UnitedHealth Group Incorporated                        10,000        447,800
   Other Healthcare (a)                                               2,178,176
                                                                    -----------
                                                                      5,625,404
                                                                    -----------
 INDUSTRIALS - 10.49%
   Boeing Company (The) ++                                 3,900        319,449
   Caterpillar Inc.                                        5,000        372,400
   FedEx Corp. ++                                          2,500        292,150
   General Electric Company                               52,000      1,713,920
   United Parcel Service, Inc., Class B                    4,000        329,320
   Other Industrials (a)                                              2,295,314
                                                                    -----------
                                                                      5,322,553
                                                                    -----------
 INFORMATION TECHNOLOGY - 13.35%
   Cisco Systems, Inc. +                                  27,000        527,310
   Hewlett-Packard Company ++                             13,342        422,675
   Intel Corporation ++                                   22,000        416,900
   International Business Machines Corporation ++          5,700        437,874

See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) (CONCLUDED)

                                                         No. of
Description                                              Shares        Value
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY (CONTINUED)
   Microsoft Corporation                                  43,000    $ 1,001,900
   Motorola, Inc.                                         16,100        324,415
   Oracle Corporation +                                   33,600        486,864
   Texas Instruments Incorporated                         13,500        408,915
   Other Information Technology (a)                                   2,750,180
                                                                    -----------
                                                                      6,777,033
                                                                    -----------
 MATERIALS - 2.63%
   Total Materials (a)                                                1,336,955
                                                                    -----------
 REAL ESTATE INVESTMENT TRUSTS - 0.41%
   Total Real Estate Investment Trusts (a)                              207,350
                                                                    -----------
 TELECOMMUNICATION SERVICES - 3.00%
   AT&T Inc. ++                                           24,699        688,855
   Verizon Communications Inc. ++                         14,900        499,001
   Other Telecommunication Services (a)                                 336,906
                                                                    -----------
                                                                      1,524,762
                                                                    -----------
 UTILITIES - 2.78%
   TXU Corp. ++                                            7,400        442,446
   Other Utilities (a)                                                  969,107
                                                                    -----------
                                                                      1,411,553
                                                                    -----------
 TOTAL UNITED STATES
   (cost - $48,498,631)                                              50,474,656
                                                                    -----------
 CZECH REPUBLIC - 0.27%
   CONSUMER DISCRETIONARY - 0.27%
   Total Consumer Discretionary (a)*                                    137,768
                                                                    -----------
   TOTAL CZECH REPUBLIC
   (cost - $894,865)                                                    137,768
                                                                    -----------
TOTAL EQUITY SECURITIES
   (cost - $49,393,496)                                              50,612,424
                                                                    -----------

                                                       Principal
                                                        Amount
Description                                             (000's)        Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.37%
 REPURCHASE AGREEMENTS - 1.37%
   Bear, Stearns & Co. Inc. + (b)
   (Agreement dated 6/30/2006 to be repurchased
     at $695,264)                                      $     695    $   695,080
                                                                    -----------
 TOTAL SHORT-TERM INVESTMENTS
   (cost - $695,080)                                                    695,080
                                                                    -----------
 TOTAL INVESTMENTS - 101.09%
   (cost - $50,088,576)                                              51,307,504
                                                                    -----------
 LIABILITIES IN EXCESS OF OTHER ASSETS - (1.09)%                       (555,693)
                                                                    -----------
NET ASSETS - 100.00%                                                $50,751,811
                                                                    ===========

----------
+     Non-income producing security.
++    Security or a portion thereof is out on loan.
+ Includes investments purchased with cash collateral received for securities on loan.
* Securities are fair valued in accordance with procedures established by the Board of Directors.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2006.
(b) At June 30, 2006, the maturity date for all repurchase agreements held was July 3, 2006, with interest rates ranging from 2.66% to 5.31%, and collateralized by $717,380 in U.S. Treasury Bond STRIPs.

                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2006 (UNAUDITED)

ASSETS
Investments, at value, including collateral for securities
  on loan of $543,412 (Cost $50,088,576)(1)                                $ 51,307,504
Receivables:
  Dividends                                                                      52,150
  Investments sold                                                               40,285
  Interest                                                                        5,651
Prepaid expenses                                                                  7,973
                                                                           ------------
Total Assets                                                                 51,413,563
                                                                           ------------
LIABILITIES
Payables:
  Upon return of securities loaned                                              543,412
  Investment management fees                                                     41,678
  Directors' fees                                                                15,755
  Other accrued expenses                                                         60,907
                                                                           ------------
Total Liabilities                                                               661,752
                                                                           ------------
NET ASSETS (applicable to 5,060,873 shares of common stock outstanding)    $ 50,751,811
                                                                           ============
NET ASSET VALUE PER SHARE ($50,751,811 / 5,060,873)                        $      10.03
                                                                           ============
NET ASSETS CONSISTS OF
Capital stock, $0.01 par value; 5,060,873 shares issued and outstanding
  (100,000,000 shares authorized)                                          $     50,609
Paid-in capital                                                              64,906,526
Accumulated net realized loss on investments                                (15,424,252)
Net unrealized appreciation in value of investments                           1,218,928
                                                                           ------------
Net assets applicable to shares outstanding                                $ 50,751,811
                                                                           ============

----------
(1) Includes securities out on loan to brokers with a market value of $542,314.

See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
  Dividends                                                           $ 566,540
  Interest                                                               10,975
  Securities lending                                                      5,479
                                                                      ---------
  Total Investment Income                                               582,994
                                                                      ---------
Expenses:
  Investment management fees                                            264,678
  Legal and audit fees                                                   35,320
  Directors' fees                                                        28,513
  Administration fees                                                    26,472
  Accounting fees                                                        17,730
  Printing                                                               15,551
  Transfer agent fees                                                    14,876
  Custodian fees                                                          6,824
  Insurance                                                               3,294
  Stock exchange listing fees                                             3,167
  Miscellaneous                                                           1,176
                                                                      ---------
  Total Expenses                                                        417,601
  Less: Fees paid indirectly                                            (15,975)
                                                                      ---------
    Net Expenses                                                        401,626
                                                                      ---------
Net Investment Income                                                   181,368
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments                                      154,719
Net change in unrealized appreciation in value of investments           517,231
                                                                      ---------
Net realized and unrealized gain on investments                         671,950
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 853,318
                                                                      =========

                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the Six Months
                                                                          Ended             For the Year
                                                                      June 30, 2006             Ended
                                                                       (unaudited)       December 31, 2005
                                                                   ------------------    -----------------
DECREASE IN NET ASSETS
Operations:
  Net investment income                                               $    181,368          $    299,210
  Net realized gain/(loss) from investments                                154,719              (464,943)
  Net change in unrealized appreciation/(depreciation)
    in value of investments                                                517,231             1,364,595
                                                                      ------------          ------------
    Net increase in net assets resulting from operations                   853,318             1,198,862
                                                                      ------------          ------------
Dividends and distributions to shareholders:
  Net investment income                                                   (181,368)             (299,210)
  Net realized capital gains                                              (154,719)                   --
  Return-of-capital                                                     (4,949,128)           (9,996,313)
                                                                      ------------          ------------
    Total dividends and distributions to shareholders                   (5,285,215)          (10,295,523)
                                                                      ------------          ------------
Capital stock transactions:
  Proceeds from 93,572, and 167,470 shares newly issued
  in reinvestment of dividends and distributions, respectively             989,392             1,925,600
                                                                      ------------          ------------
    Total decrease in net assets                                        (3,442,505)           (7,171,061)
                                                                      ------------          ------------
NET ASSETS
Beginning of period                                                     54,194,316            61,365,377
                                                                      ------------          ------------
End of period                                                         $ 50,751,811          $ 54,194,316
                                                                      ============          ============

See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                       For the Six
                                                       Months Ended                  For the Years Ended December 31,
                                                      June 30, 2006    ------------------------------------------------------------
                                                       (unaudited)       2005         2004         2003         2002         2001
                                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $  10.91       $  12.78     $  13.89     $  12.89     $  18.30     $  18.28
                                                        --------       --------     --------     --------     --------     --------
Net investment income                                       0.04#          0.06#        0.10#        0.08#        0.15#        0.52
Net realized and unrealized gain/(loss)
  on investments                                            0.14           0.18         0.87         2.91        (3.57)        0.24
                                                        --------       --------     --------     --------     --------     --------
Net increase/(decrease) in net assets resulting
  from operations                                           0.18           0.24         0.97         2.99        (3.42)        0.76
                                                        --------       --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                    (0.04)         (0.06)       (0.10)       (0.08)       (0.18)       (0.66)
  Capital gains                                            (0.03)            --           --           --           --           --
  Return-of-capital                                        (0.99)         (2.05)       (2.01)       (1.91)       (1.80)       (0.09)
                                                        --------       --------     --------     --------     --------     --------
  Total dividends and distributions to shareholders        (1.06)         (2.11)       (2.11)       (1.99)       (1.98)       (0.75)
                                                        --------       --------     --------     --------     --------     --------
Capital stock transactions:
Anti-dilutive effect due to capital stock repurchased         --             --           --           --         0.02         0.01
Anti-dilutive/(dilutive) effect due to shares
  issued in reinvestment of dividends
  and distributions                                           --             --         0.03           --        (0.03)          --
                                                        --------       --------     --------     --------     --------     --------
  Total capital stock transactions                            --             --         0.03           --        (0.01)        0.01
                                                        --------       --------     --------     --------     --------     --------
Net asset value, end of period                          $  10.03       $  10.91     $  12.78     $  13.89     $  12.89     $  18.30
                                                        ========       ========     ========     ========     ========     ========
Market value, end of period                             $  16.99       $  14.65     $  17.95     $  17.95     $  11.35     $  16.29
                                                        ========       ========     ========     ========     ========     ========
Total investment return (a)                                28.04%         (2.07)%      15.11%       82.96%      (19.30)%       8.91%
                                                        ========       ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $ 50,752       $ 54,194     $ 61,365     $ 65,642     $ 60,151     $ 39,547
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                            1.52%(d)       1.47%        1.41%        1.20%        1.50%        3.01%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                         1.58%(d)       1.52%        1.45%        1.43%        2.07%        3.01%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                            1.58%(d)       1.50%        1.43%        1.23%        1.63%        3.01%
Ratio of net investment income to
  average net assets                                        0.69%(d)       0.53%        0.75%        0.65%        1.01%        2.77%
Portfolio turnover rate                                     5.57%          9.84%       12.15%        3.62%       86.60%          --

----------
#     Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)   Expenses are net of fees paid indirectly.
(c)   Expenses exclude the reduction for fees paid indirectly.
(d)   Annualized.

                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information about the Fund; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At June 30, 2006, the Fund held 0.27% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,865 and a fair value of $137,768. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain a distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate the distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to the distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year 2006, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.125% of average net assets. For the six months ended June 30, 2006, Cornerstone earned $264,678 for investment management services, of which no amounts were required to waive. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $15,975 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $28,080 for the six months ended June 30, 2006 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term investments, were $2,955,790 and $7,150,992 respectively.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE D. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at June 30, 2006, was $542,314.

NOTE E. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations. The tax character of dividends and distributions paid during the years ended December 31, for the Fund was as follows:

         ORDINARY INCOME                 RETURN-OF-CAPITAL
         ---------------                 -----------------
        2005         2004               2005           2004
        ----         ----               ----           ----
      $299,210     $462,154          $9,996,313     $9,584,964

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2005, the Fund did not incur Post-October losses.

At December 31, 2005, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $15,262,226, of which $12,887,270 expires in 2008, $1,170,157 expires in 2009, $425,706 expires in 2011, $358,321 expires in 2012 and $420,772 expires in 2013.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $50,088,576, $8,223,691, $(7,004,763) and $1,218,928, respectively.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 10, 2006, the Annual Meeting of Stockholders of Cornerstone Total Return Fund, Inc. was held and the following matter was voted upon:

      (1) To approve the election of seven Directors until the year 2007 Annual Meeting.

            NAME OF DIRECTORS              FOR           WITHHOLD
            -----------------              ---           --------
            Ralph W. Bradshaw           4,133,682         26,519
            William A. Clark            4,133,789         26,412
            Andrew A. Strauss           4,133,639         26,562
            Glenn W. Wilcox, Sr.        4,132,978         27,223
            Scott B. Rogers             4,133,481         26,720
            Edwin Meese III             4,130,721         29,480
            Thomas H. Lenagh            4,132,756         27,445

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's dividends and distributions, net of any applicable U.S. withholding tax, are reinvested in shares of the Fund. American Stock Transfer & Trust Company serves as the Agent that administers the Plan for the shareholders in the Plan.

Shareholders who have shares registered directly in their own names automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560 or call (877) 248-6416. Under the Plan, the Fund's respective dividends and other distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of shares of the respective Fund over the five trading days preceding the payment date of such Distribution or (ii) the net asset value of the Fund as last determined prior to such payment date.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Dividend, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares by issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certified form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560.

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Total Return Fund, Inc. (the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 17, 2006.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment company advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager and its investment process and policies, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the current premium of the Fund's market price to its net asset value. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly (including basic legal fees but excluding other extraordinary legal expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment company advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Manager's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable closed-end funds. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available: by calling (212) 272-3550; on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                      This page intentionally left blank.

                      CORNERSTONE TOTAL RETURN FUND, INC.

DIRECTORS AND CORPORATE OFFICERS

Ralph W. Bradshaw               Chairman of the Board of Directors and President
William A. Clark                Director and Vice President
Thomas H. Lenagh                Director
Edwin Meese III                 Director
Scott B. Rogers                 Director
Andrew A. Strauss               Director
Glenn W. Wilcox, Sr.            Director
Gary A. Bentz                   Chief Compliance Officer
Thomas R. Westle                Secretary
Jodi B. Levine                  Treasurer

INVESTMENT MANAGER
Cornerstone Advisors, Inc.
One West Pack Square
Suite 1650
Asheville, NC 28801

ADMINISTRATOR
Bear Stearns Funds Management Inc.
383 Madison Avenue
New York, NY 10179

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

STOCK TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Co.
59 Maiden Lane
New York, NY 10038

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.


                                     [LOGO]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.


CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.72%
   UNITED STATES - 99.45%
      CLOSED-END DOMESTIC FUNDS - 8.37%
        Adams Express Company                               70,400   $   906,048
        Boulder Total Return Fund, Inc.                     18,900       340,200
        Dreman/Claymore Dividend & Income Fund              49,500       954,855
        John Hanock Bank and Thrift Opportunity Fund        35,700       336,294
        Liberty All-Star Growth Fund, Inc. ***             140,800       726,528
        Petroleum & Resources Corporation                    3,000       101,970
        Zweig Fund, Inc. ***                               165,900       884,247
                                                                     -----------
                                                                       4,250,142
                                                                     -----------
      CONSUMER DISCRETIONARY - 9.88%
        Apollo Group, Inc. +                                 2,500       129,175
        Bed Bath & Beyond Inc. +                             2,500        82,925
        Best Buy Co., Inc. ***                               3,750       205,650
        CBS Corporation ***                                  4,500       121,725
        Clear Channel Communications, Inc. ***               2,700        83,565
        Coach, Inc. +                                        2,500        74,750
        Comcast Corporation, Class A +                       4,500       147,510
        Comcast Corporation, Special Class A +               6,008       196,702
        D.R. Horton, Inc.                                    2,500        59,550
        eBay Inc. +                                          4,000       117,160
        Fortune Brands, Inc.                                 2,500       177,525
        Goodyear Tire & Rubber Company (The) + ***           2,500        27,750
        Harley-Davidson, Inc.                                2,500       137,225
        Hilton Hotels Corporation                            2,500        70,700
        Home Depot, Inc. (The)                              12,300       440,217
        J.C. Penney Company, Inc.                            2,500       168,775
        Kohl's Corporation +                                 2,500       147,800
        Lowe's Companies, Inc.                               3,700       224,479
        Marriott International, Inc., Class A                5,000       190,600
        Mattel, Inc.                                         4,500        74,295
        McDonald's Corporation                               8,100       272,160
        McGraw-Hill Companies, Inc. (The)                    2,500       125,575
        Nordstrom, Inc.                                      2,500        91,250
        Office Depot, Inc. +                                 2,500        95,000
        Omnicom Group Inc.                                   1,500       133,635
        Staples, Inc.                                        3,150        76,608
        Starbucks Corporation +                              5,000       188,800
        Target Corporation                                   4,600       224,802
        Time Warner Inc.                                    21,000       363,300
        Tribune Company                                      2,500        81,075
        Univision Communications Inc., Class A +             2,500        83,750
        Viacom Inc. +                                        4,500       161,280
        Walt Disney Company (The)                            8,000       240,000
                                                                     -----------
                                                                       5,015,313
                                                                     -----------
      CONSUMER STAPLES - 9.49%
        Altria Group, Inc.                                   7,700       565,411
        Archer-Daniels-Midland Company ***                   3,000       123,840
        Campbell Soup Company                                5,700       211,527
        Coca-Cola Company (The)                             13,500       580,770
        Coca-Cola Enterprises Inc.                           2,500        50,925

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
        Colgate-Palmolive Company                            2,500       149,750
        ConAgra Foods, Inc.                                  2,500        55,275
        CVS Corporation                                      3,000        92,100
        General Mills, Inc. ***                              2,500       129,150
        H.J. Heinz Company ***                               2,700       111,294
        Kroger Co. (The) ***                                 3,600        78,696
        PepsiCo, Inc. ***                                    7,500       450,300
        Procter & Gamble Company (The)                      13,972       776,843
        Safeway Inc.                                         4,900       127,400
        Sara Lee Corporation                                 2,600        41,652
        Sysco Corporation                                    3,500       106,960
        Walgreen Co.                                         5,600       251,104
        Wal-Mart Stores, Inc.                               19,000       915,230
                                                                     -----------
                                                                       4,818,227
                                                                     -----------
      ENERGY - 9.14%
        Anadarko Petroleum Corp.                             5,000       238,450
        BJ Services Company                                  3,000       111,780
        Chevron Corporation                                  6,568       407,610
        ConocoPhillips                                       7,641       500,715
        Devon Energy Corporation ***                         2,500       151,025
        El Paso Corporation                                  3,000        45,000
        Exxon Mobil Corporation                             32,000     1,963,198
        Halliburton Company                                  2,500       185,525
        Occidental Petroleum Corporation                     2,500       256,375
        Peabody Energy Corporation                           2,500       139,375
        Schlumberger Limited ***                             5,000       325,550
        Transocean Inc. +                                    2,500       200,800
        XTO Energy, Inc.                                     2,500       110,675
                                                                     -----------
                                                                       4,636,078
                                                                     -----------
      FINANCIALS - 18.82%
        AFLAC Incorporated                                   4,000       185,400
        American Express Company                             6,100       324,642
        American International Group, Inc. ***              12,331       728,146
        Ameriprise Financial, Inc.                           1,220        54,497
        AmSouth Bancorporation                               2,500        66,125
        Bank of America Corporation                         17,021       818,710
        BB&T Corporation                                     4,500       187,155
        Charles Schwab Corporation (The)                     8,200       131,036
        Chubb Corporation (The)                              5,000       249,500
        Cincinnati Financial Corporation ***                 2,500       117,525
        Citigroup Inc.                                      25,600     1,234,944
        Countrywide Financial Corporation                    3,500       133,280
        Fannie Mae                                           3,200       153,920
        Franklin Resources, Inc. ***                         2,500       217,025
        Freddie Mac                                          3,300       188,133
        Goldman Sachs Group, Inc. (The) ***                  3,000       451,290
        Hartford Financial Services Group, Inc. (The)        1,600       135,360
        JPMorgan Chase & Co.                                12,700       533,400
        KeyCorp                                              2,500        89,200
        Lehman Brothers Holdings Inc.                        5,000       325,750
        M&T Bank Corporation ***                             2,500       294,800
        Marsh & McLennan Companies, Inc.                     4,600       123,694
        Mellon Financial Corporation                         2,300        79,189
        Merrill Lynch & Co., Inc.                            1,100        76,516
        Metlife, Inc. ***                                    3,000       153,630
        Moody's Corporation                                  2,000       108,920
        Morgan Stanley                                       3,700       233,877
        Northern Trust Corporation                           1,100        60,830

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
        PNC Financial Services Group, Inc.                   1,400        98,238
        Prudential Financial, Inc.                           2,500       194,250
        SLM Corporation ***                                  2,500       132,300
        St. Paul Travelers Companies, Inc. (The)             5,092       227,001
        State Street Corporation ***                         1,600        92,944
        Synovus Corporation                                  2,500        66,950
        Wachovia Corporation                                 8,100       438,048
        Washington Mutual, Inc.                              5,251       239,341
        Wells Fargo & Company                                9,000       603,720
                                                                     -----------
                                                                       9,549,286
                                                                     -----------
      HEALTH CARE - 11.09%
        Aetna Inc.                                           4,000       159,720
        Amgen Inc. +                                         8,300       541,409
        Biomet, Inc.                                         2,500        78,225
        Bristol-Myers Squibb Company                         9,600       248,256
        Caremark Rx, Inc. +                                  2,500       124,675
        Eli Lilly and Company                                4,100       226,607
        Gilead Sciences, Inc. +                              2,500       147,900
        Johnson & Johnson ***                               15,500       928,760
        Laboratory Corporation of America Holdings + ***     2,500       155,575
        McKesson Corporation                                 2,500       118,200
        Medco Health Solutions, Inc. +                       1,531        87,696
        Medtronic, Inc.                                      7,100       333,132
        Merck & Co. Inc. ***                                 8,700       316,941
        PerkinElmer, Inc.                                    1,500        31,350
        Pfizer Inc. ***                                     37,460       879,186
        Schering-Plough Corporation                          8,400       159,852
        St. Jude Medical, Inc. +                             2,500        81,050
        Stryker Corporation                                  2,000        84,220
        UnitedHealth Group Incorporated                     10,000       447,800
        Waters Corporation +                                 2,500       111,000
        Wyeth                                                5,000       222,050
        Zimmer Holdings, Inc. +                              2,500       141,800
                                                                     -----------
                                                                       5,625,404
                                                                     -----------
      INDUSTRIALS - 10.49%
        3M Co. ***                                           2,500       201,925
        Boeing Company (The) ***                             3,900       319,449
        Caterpillar Inc.                                     5,000       372,400
        CSX Corporation                                      2,500       176,100
        Danaher Corporation ***                              2,500       160,800
        Dover Corporation ***                                1,000        49,430
        FedEx Corp. ***                                      2,500       292,150
        General Dynamics Corporation                         2,500       163,650
        General Electric Company                            52,000     1,713,920
        Honeywell International Inc.                         3,300       132,990
        Illinois Tool Works Inc.                             5,000       237,500
        Lockheed Martin Corporation                          2,500       179,350
        Norfolk Southern Corporation                         2,500       133,050
        Raytheon Company ***                                 2,500       111,425
        Rockwell Automation, Inc.                            2,500       180,025
        Southwest Airlines Co.                               6,100        99,857
        United Parcel Service, Inc., Class B                 4,000       329,320
        United Technologies Corporation                      4,400       279,048
        Waste Management, Inc. ***                           5,300       190,164
                                                                     -----------
                                                                       5,322,553
                                                                     -----------
      INFORMATION TECHNOLOGY - 13.35%
        Advanced Micro Devices +                             2,500        61,050

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
        Agilent Technologies Inc. +                          5,000       157,800
        Apple Computer, Inc. +                               5,000       285,600
        Applied Materials, Inc.                              8,000       130,240
        Autodesk, Inc.                                       2,500        86,150
        Broadcom Corporation - Class A +                     2,500        75,125
        Cisco Systems, Inc. +                               27,000       527,310
        Corning Incorporated +                               7,500       181,425
        Dell Inc. +                                         10,700       261,187
        Electronic Data Systems Corporation                  7,500       180,450
        EMC Corporation +                                    8,000        87,760
        First Data Corporation ***                           4,325       194,798
        Fiserv, Inc. +                                       2,500       113,400
        Freescale Semiconductor Inc., Class B +              1,777        52,244
        Hewlett-Packard Company ***                         13,342       422,675
        Intel Corporation ***                               22,000       416,900
        International Business Machines Corporation ***      5,700       437,874
        Jabil Circuit, Inc. +                                2,500        64,000
        Maxim Integrated Products, Inc. ***                  2,500        80,275
        Microsoft Corporation                               43,000     1,001,900
        Motorola, Inc.                                      16,100       324,415
        Network Appliance, Inc. +                            2,500        88,250
        Oracle Corporation +                                33,600       486,864
        Paychex, Inc.                                        2,500        97,450
        QUALCOMM Inc.                                        6,800       272,476
        Texas Instruments Incorporated                      13,500       408,915
        Yahoo! Inc. +                                        8,500       280,500
                                                                     -----------
                                                                       6,777,033
                                                                     -----------
      MATERIALS - 2.63%
        Air Products & Chemicals, Inc.                       2,500       159,800
        Dow Chemical Company (The)                           4,700       183,441
        E. I. du Pont de Nemours and Company                 5,800       241,280
        International Paper Company ***                      2,300        74,290
        Monsanto Company                                     1,773       149,269
        Newmont Mining Corporation                           2,500       132,325
        Nucor Corporation ***                                5,000       271,250
        Rohm and Hass Company                                2,500       125,300
                                                                     -----------
                                                                       1,336,955
                                                                     -----------
      REAL ESTATE INVESTMENT TRUST - 0.41%
        Simon Property Group, Inc. ***                       2,500       207,350
                                                                     -----------

      TELECOMMUNICATIONS SERVICES - 3.00%
        AT&T Inc. ***                                       24,699       688,855
        BellSouth Corporation                                5,200       188,240
        Sprint Nextel Corporation ***                        7,437       148,666
        Verizon Communications Inc. ***                     14,900       499,001
                                                                     -----------
                                                                       1,524,762
                                                                     -----------
      UTILITIES - 2.78%
        AES Corporation (The) +                              3,000        55,350
        American Electric Power Company, Inc.                5,500       188,375
        CenterPoint Energy, Inc.                             5,700        71,250
        Duke Energy Corporation ***                          6,600       193,842
        FirstEnergy Corp.                                    2,500       135,525
        PPL Corporation ***                                  2,500        80,750
        Southern Company (The)                               2,500        80,125
        TXU Corp. ***                                        7,400       442,446
        Williams Companies, Inc. (The)                       2,500        58,400
        Xcel Energy, Inc.                                    5,500       105,490
                                                                     -----------
                                                                       1,411,553
                                                                     -----------
   TOTAL UNITED STATES
   (cost - $48,498,631)                                               50,474,656
                                                                     -----------

                                                            NO. OF
DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------
   CZECH REPUBLIC - 0.27%
      CONSUMER DISCRETIONARY - 0.27%
        Bonton a.s. + #                                    137,180            23
        Bonton Book a.s. + #                                68,590        27,449
        Bonton Film Entertainment a.s. + #                  68,590        78,250
        Bonton Music a.s. + #                               68,590        32,023
        Bonton Pictures a.s. + #                            68,590            23
                                                                     -----------
                                                                         137,768
                                                                     -----------
   TOTAL CZECH REPUBLIC
      (cost - $894,865)                                                  137,768
                                                                     -----------
TOTAL EQUITY SECURITIES
   (cost - $49,393,496)                                               50,612,424
                                                                     -----------

                                                           PRINCIPAL
                                                             AMOUNT
                                                            (000'S)
                                                           ---------
SHORT-TERM INVESTMENTS - 1.37%
      REPURCHASE AGREEMENTS - 1.37%
        Bear, Stearns & Co. Inc. * **                         $509      508,992
        (Agreement dated 6/30/2006 to be
        repurchased at $509,105), 2.6562%, 7/3/2006,
        collateralized by $525,130 in U.S. Treasury
        Bond STRIP)
        Bear, Stearns & Co. Inc.                               152      151,668
        (Agreement dated 6/30/2006 to be
        repurchased at $151,724), 4.5000%, 7/3/2006,
        collateralized by $156,649 in U.S. Treasury
        Bond STRIP)
        Bear, Stearns & Co. Inc. * **                           34       34,420
        (Agreement dated 6/30/2006 to be
        repurchased at $34,435), 5.3125%, 7/3/2006,
        collateralized by $35,602 in U.S. Treasury
        Bond STRIP)

TOTAL SHORT-TERM INVESTMENTS
   (cost - $695,080)                                                    695,080
                                                                    -----------
TOTAL INVESTMENTS - 101.09%
   (cost - $50,088,576)                                              51,307,504
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.09)%                        (555,693)
                                                                    -----------
NET ASSETS - 100.00%                                                $50,751,811
                                                                    ===========

----------
+     Non-income producing security.
# Securities are fair valued in accordance with procedures established by the Board of Directors.
*     Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with collateral received for securities on loan.
***   Security or a portion thereof is out on loan.

At June 30, 2006, the Fund held 0.27% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,865 and a fair value of $137,768.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANIES AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

      (b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

      (b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Cornerstone Total Return Fund, Inc.

By: /s/ Ralph W. Bradshaw
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Ralph W. Bradshaw
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2006


By: /s/ Jodi B. Levine
    ------------------
Name:  Jodi B. Levine
Title: Principal Financial Officer
Date:  August 31, 2006